Related party disclosures - Summary of Transactions Between Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions
– gross revenue*	£ 500	£ 492	£ 523
– purchase of goods and services	(221)	(192)	(184)
– other income	945	448	560
Amounts receivable at 31 December	92	39	48
Amounts payable at 31 December	£ (2)	£ (12)	£ (4)